PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Increase deferred tax asset related to the step-up in basis	$ 2,800	$ 1,000
Step-up in basis if not for uncertain tax positions	5,600	68,900
Increase in tax receivable agreement liability	5,600	68,900
Income Tax Examination, Penalties and Interest Accrued	10,300	2,300
Increase deferred tax asset related to the step-up in basis	2,800	1,000
Step-up in basis if not for uncertain tax positions	5,600	68,900
Increase in tax receivable agreement liability	5,600	68,900
Estimated maximum future tax distribution liability associated with unrecognized tax benefits	73,000
Foreign Tax Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	45,400	41,900
Operating loss carryforwards	45,400	41,900
U.S. Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	51,100	53,200
Operating loss carryforwards	51,100	53,200
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	157,900	162,900
Operating loss carryforwards valuation allowance	136,400	160,700
Operating loss carryforwards	157,900	162,900
Operating loss carryforwards valuation allowance	$ 136,400	$ 160,700